Summary of Significant Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Jul. 31, 2025
Summary of Significant Policies (Tables) [Line Items]
Schedule of Reconciles Cash, Cash Equivalents, and Restricted Cash

The Company reconciles cash, cash equivalents, and restricted cash reported in its consolidated balance sheets that aggregate to the beginning and ending balances shown in the Company’s consolidated statements of cash flows as follows:

	March 31, 2026	December 31, 2025
Cash and cash equivalents	$1,047,539	$154,937
Restricted cash	4,295	4,295
Total cash, cash equivalents and restricted cash	$1,051,834	$159,232

The Company reconciles cash, cash equivalents, and restricted cash reported in its consolidated balance sheets that aggregate to the beginning and ending balances shown in the Company’s consolidated statements of cash flows as follows:

	December 31, 2025	December 31, 2024
Cash and cash equivalents	$154,937	$407,182
Restricted cash	4,295	5,824
Total cash, cash equivalents and restricted cash	$159,232	$413,006

Schedule of Estimated Useful Life

Property, plant and equipment consist of the following:

	March 31, 2026	December 31, 2025
Construction in progress	$370,781,608	$362,667,293
Land	1,704,675	1,704,675
Machinery and equipment	9,555,000	9,555,000
Operations plant	16,397,000	16,397,000
Total property, plant and equipment	$398,438,283	$390,323,968

Property, plant and equipment consist of the following:

	December 31, 2025	December 31, 2024
Construction in progress	$362,667,293	$324,224,632
Land	1,704,675	1,260,000
Machinery and equipment	9,555,000	9,555,000
Operations plant	16,397,000	16,662,675
Total property, plant and equipment	$390,323,968	$351,702,307

DevvStream Corp [Member]
Summary of Significant Policies (Tables) [Line Items]
Schedule of Estimated Useful Life	Equipment is stated at cost and depreciated using the straight-line method over the estimated useful life of the asset using the following annual rates:
Computer equipment	3 years